UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [X];  Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Richmond Hill Investments, LLC
         ----------------------------------------
Address: 375 Hudson Street
         ----------------------------------------
         NEW YORK, NEW YORK 10014
         ----------------------------------------

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Managing Partner
Phone: (212) 989-2700

Signature, Place, and Date of Signing:


/s/ JOHN LIU               New York, New York          August 17, 2012
------------------------   -------------------------   ---------------------
[Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             15
                                           -----------

Form 13F Information Table Value Total:        192,275
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE


          COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------ --------------- ----------- -------- ------------------ ----------  -------- -----------------------
                                  Title of                  Value   Shares or Sh/ Put/ Investment   Other      Voting Authority
       Name of Issuer               Class        CUSIP     (x$1000)  Prn Amt  Prn Call Discretion   Manager  Sole    Shared    None
------------------------------ --------------- ----------- -------- --------- -------- ----------  -------- -------- --------- ----
ALLIED NEVADA GOLD CORP        COM             019344 10 0   7665    235636   SH       Sole         N/A      235636
AMERICAN INTL GROUP INC        *W EXP 01/19
                                /202           026874 15 6   2977    280085   SH       Sole         N/A      280085
ATWOOD OCEANICS INC            COM             050095 10 8  16382    364939   SH       Sole         N/A      364939
CIT GROUP INC                  COM NEW         125581 80 1  32156    779732   SH       Sole         N/A      779732
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B  21038E 10 1   5234   2020896   SH       Sole         N/A     2020896
GLOBAL INDEMNITY PLC           SHS             G39319 10 1  36158   1855201   SH       Sole         N/A     1855201
HARRIS INTERACTIVE INC         COM             414549 10 5    861    647500   SH       Sole         N/A      647500
JAGUAR MNG INC                 COM             47009M 10 3    380     81302   SH       Sole         N/A       81302
LIBERTY INTERACTIVE CORPORAT   INT COM SER A   53071M 10 4  14091    738134   SH       Sole         N/A      738134
MARKET VECTORS ETF TR GOLD
MINER ETF                      GOLD MINER ETF  57060U 10 0   2625     52950   SH       Sole         N/A       52950
NVR INC                        COM             62944T 10 5   9271     12764   SH       Sole         N/A       12764
PACIFIC DRILLING SA LUXEMBOU   REG SHS         L7257P 10 6   8392    829262   SH       Sole         N/A      829262
VALIDUS HOLDINGS LTD           COM SHS         G9319H 10 2  19379    626148   SH       Sole         N/A      626148
VISTEON CORP                   COM             92839U 20 6  20755    391597   SH       Sole         N/A      391597
WILLIS GROUP HOLDINGS PUBLI    SHS             G96666 10 5  15949    455932   SH       Sole         N/A      455932